SUBSEQUENT EVENTS	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 20, 2022, INFINT filed a Preliminary Proxy Statement on Schedule 14A and on November 2, 2022, INFINT filed a Definitive Proxy Statement on Schedule 14A (“Definitive Schedule 14A”) relating to an extraordinary general meeting of shareholders that was anticipated to be held in December 2022 to approve an amendment to the Company’s Amended and Restated Memorandum and Articles of Association which would, if implemented, allow the Company to extend the date by which it has to consummate a Business Combination for an additional four months, from November 23, 2022 to March 23, 2023 (such proposal, the “Extension Proposal”). The Company was also to seek shareholder approval for the adjournment of the Extraordinary General Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Extension Proposal.

On November 22, 2022, INFINT issued a press release announcing its decision to cancel its extraordinary general meeting of shareholders that was scheduled for November 22, 2022 and to withdraw from consideration by the shareholders of the Company the proposals set forth in the Company’s Definitive Proxy Statement.

In accordance with the provisions of the Charter and Section 9.03(a) of the Business Combination Agreement, on November 22, 2022, Seamless deposited additional funds in the amount of $2,999,982 to INFINT’s trust account on November 22, 2022 to automatically extend the date by which INFINT must consummate a business combination from November 23, 2022 to February 23, 2023.

NOTE 8. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Seamless Group Inc [Member]
SUBSEQUENT EVENTS

21 Subsequent events

On January 28, 2022, Tranglo Sdn. Bhd. declared a single-tier final dividend of Malaysian ringgit (“RM”) 59.7223 (equivalent to US$14.2213) per ordinary share amounting to US$2,381,242 in respect of the current financial year, which has been paid on January 31, 2022, to the shareholders whose names appeared in the record of depositors on January 28, 2022. US$952,497 of this dividend was paid to its non-controlling shareholders.

On March 31, 2022, Tranglo Sdn. Bhd. declared a single-tier final dividend of RM 59.7223 (equivalent to US$14.2094) per ordinary share amounting to US$2,379,259 in respect of the current financial year, which has been paid on April 6, 2022, to the shareholders whose names appeared in the record of depositors on March 31, 2022. US$951,704 of dividend was paid to its non-controlling shareholders.

On June 2, 2022, Dynamic Indonesia Holdings Limited entered into the Subscription Agreement with its shareholders, Dynamic Investment Holdings Limited and Noble Tack International Limited, pursuant to which Dynamic Indonesia Holdings Limited agreed to allot and issue 5,000 Subscription Shares in five tranches (with each tranche of 1,000 Subscription Shares) for the aggregate subscription price of US$1,000,000. The Subscription Shares shall represent 20% of the enlarged issued share capital of Dynamic Indonesia Holdings Limited upon completion of the Subscription.

Pursuant to the terms of the Subscription Agreement, Noble Tack International Limited has decided not to subscribe for the first tranche of the Subscription and Dynamic Investment Holdings Limited agreed to subscribe for all the 1,000 Subscription Shares under the first tranche of the Subscription and paid the first tranche Subscription Price of US$200,000 to Dynamic Indonesia Holdings Limited immediately after the entering into of the Subscription Agreement. Upon completion of first tranche of the Subscription in June 2022, the Company owned 51.43% of Dynamic Indonesia Holdings Limited indirectly and the remaining is held by Noble Tack International Limited.

The Company had an incentive plan approved and adopted on September 13, 2018, namely the 2018 Equity Incentive Plan. Under the 2018 Equity Incentive Plan, a total of 2,591,543 restricted stock units (“RSUs”) and 978,397 options with an exercise price of $12.87 had been awarded to certain directors and employees. All RSUs and options granted under the 2018 Incentive Plan had not been vested. The 2018 Incentive Plan was later terminated on July 29, 2022 and replaced by the new 2022 Incentive Plan. All previous awarded RSUs and options under the 2018 Incentive Plan were voided. Under the 2022 Incentive Plan, a total of 6,093,000 shares are reserved for employees and advisers working for the Company. As of the date of these financial statements, no shares have been granted. All shares granted under the 2022 Incentive Plan will be vested upon (i) at the completion of an IPO by the Company or (ii) a de SPAC merger by the Company or any of its subsidiaries. Roughly one third of all the shares granted under the 2022 Incentive Plan are vested upon the completion of IPO or de SPAC merger, whereas roughly another one third are vested on the first anniversary date thereafter, while the rest are vested on the second anniversary date.